Property, Plant and Equipment - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [abstract]
Average annual depreciation rate	3.14%	3.51%	3.39%